Principal Exchange-Traded Funds
Supplement dated December 18, 2020
to the Statement of Additional Information dated November 1, 2020

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.
On or about January 22, 2021, delete all references to the Principal Active Global Dividend Income ETF from the Statement of Additional Information.

GENERAL DESCRIPTION OF TRUST AND FUNDS
Under Exchange Listing and Trading, delete the paragraph following the table and replace with the following:

There can be no assurance that a Fund will continue to meet the requirements of its respective Exchange necessary to maintain the listing of its Shares. An Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act, to the extent the Fund’s listing is conditioned upon reliance on Rule 6c-11, (iii) any of the continued listing requirements set forth in the Exchange’s rules are not continuously maintained, or (iv) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. Additionally, the Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.

LEADERSHIP STRUCTURE AND BOARD
Delete all references to Mark Grimmett and Tao Huang.
Delete the Committee and Independent Board Members column from the table and replace with the following:

Committee and Independent Board Members
15(c) Committee Fritz Hirsch, Chair John Kenney Padel Lattimer Meg VanDeWeghe
Audit Committee Elizabeth Nickels, Chair Leroy Barnes Victor Hymes Meg VanDeWeghe
Executive Committee Timothy M. Dunbar, Chair Craig Damos Patrick G. Halter
Nominating and Governance Committe Elizabeth Ballantine, Chair Leroy Barnes Craig Damos Elizabeth Nickels
Operations Committee Karrie McMillan, Chair Fritz Hirsch John D. Kenney Padel Lattimer

Under Independent Board Members, add the following to the alphabetical list:

Victor Hymes. Mr. Hymes has served as an Independent Board Member of the Fund Complex since 2020. He currently serves as Founder and Managing Member of Legato Capital Management, LLC, an investment management company. Over the past thirty years, Mr. Hymes has served in the roles of CEO, CIO, portfolio manager and other senior management positions with investment management firms. At Zurich Scudder Investments, Inc., Mr. Hymes was responsible for leading their $80 billion institutional business. Prior to this, he held positions with Goldman, Sachs & Co., and Kidder, Peabody & Co. Mr. Hymes has served on numerous boards, and has chaired four investment committees over the past two decades. Through his education, employment experience and experience as a board member, Mr. Hymes is experienced with financial, regulatory and investment matters.

Padelford L. Lattimer. Mr. Lattimer has served as an Independent Board Member of the Fund Complex since 2020. He currently serves as Managing Partner for TBA Management Consulting LLC, a financial services-focused management consulting and staffing company. For more than twenty years, Mr. Lattimer served in various capacities at financial services companies, including as a senior managing director for TIAA Cref Asset Management (2004-2010), First Vice Present at Mellon Financial Corporation (2002-2004), and in product management roles at Citibank (2000-2002). Through his education, employment experience and experience as a board member, Mr. Lattimer is experienced with financial, regulatory and investment matters.

Under Interested Board Members, delete the biographies for Timothy M. Dunbar and Patrick G. Halter and replace with the following:

Timothy M. Dunbar. Mr. Dunbar has served as Chair of the Fund Complex since 2019. From 2018 through November 2020, Mr. Dunbar served as President of Global Asset Management for Principal®,

overseeing all of Principal’s asset management capabilities, including with respect to PGI, PLIC, and PFSI, among others. He also has served on numerous boards of directors of Principal® affiliates, including PGI and Post, and in various other positions since joining Principal® in 1986 through his retirement in January 2021. Through his education and employment experience, Mr. Dunbar is experienced with financial, accounting, regulatory and investment matters.

Patrick G. Halter. Mr. Halter has served as a Board Member of the Fund Complex since 2017. Mr. Halter also serves as President for Global Asset Management for Principal® and as Chief Executive Officer, President and Chair of PGI, and Chief Executive Officer, President and Chair of Principal Real Estate Investors ("Principal - REI"). He serves on numerous boards of directors of Principal® affiliates and has service in various other positions since joining Principal® in 1984. Through his education and employment experience, Mr. Halter is experienced with financial, accounting, regulatory and investment matters.

Under Additional Information Regarding Board Members and Officers, add the following alphabetically in the INDEPENDENT BOARD MEMBERS table:

Victor Hymes 711 High Street Des Moines, IA 50392 1957	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020) Trustee, PDSRA (since 2020)	Founder and Managing Member of Legato Capital Management, LLC	125	Formerly Montgomery Street Income Securities Inc.
Padelford L. Lattimer 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020) Trustee, PDSRA (since 2020)	TBA Management Consulting LLC	125	None

Under Additional Information Regarding Board Members and Officers, in the INTERESTED BOARD MEMBERS table, delete the rows for Timothy M. Dunbar and Patrick G. Halter, and replace with the following:

Timothy M. Dunbar 711 High Street Des Moines, IA 50392 1957	Chair (since 2019) Director, PFI and PVC (since 2019) Trustee, PETF (since 2019) Trustee, PDSRA (since 2019)	Director, PGI (2018-2020) President-PGAM, PGI, PFSI, and PLIC (2018-2020) Executive Vice President, RobustWealth, Inc. (2018-2020) Executive Vice President/Chief Investment Officer, PLIC and PFSI (2014-2018)	125	None
Patrick G. Halter 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2017) Trustee, PETF (since 2017) Trustee, PDSRA (since 2019)	Chief Executive Officer and President, PGI (since 2018) Chief Operating Officer, PGI (2017-2018) Chair, PGI (since 2018) Director, PGI (2003-2018) President – PGAM, PFSI, and PLIC (since 2020) Director, Origin (since 2018) Chair, Post (2017-2020) Director, Post (since 2020) Chief Executive Officer, Principal – REI (since 2005) Chair, Principal – REI (since 2004) Chair, Spectrum (since 2017) Chair, CCIP (since 2017)	125	None

Under Additional Information Regarding Board Members and Officers, in the FUND COMPLEX OFFICER table, delete the rows for Kamal Bhatia, and replace with the following:

Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	President and Chief Executive Officer (since 2019)
Director, PGI (since 2019)
Director, Post (since 2020)
Director, PFA (since 2020)
Senior Executive Director and Chief Operating Officer, PFSI and PLIC (since 2020)
President, PFSI and PLIC (2019-2020)
Director, PFD (since 2019)
Director, Principal – REI (since 2020)
Chair and Executive Vice President, PSS (since 2019)
Principal Executive Officer, OPC Private Capital (2017-2019)
Senior Vice President, Oppenheimer Funds (2011-2019)

PURCHASE AND REDEMPTION OF CREATION UNITS
Principal Active Global Dividend Income ETF
The Fund will liquidate on or about January 22, 2021. On that date, delete references to the Fund from this SAI.

In the table under Transaction Fees, delete the headings for the third and fifth columns, and replace with the following, respectively:

•Maximum Variable Charge for Cash Portion of Creation
•Maximum Variable Charge for Cash Portion of Redemption

At the end of the section, add the following new subsection:

Custom Baskets
Each Fund may rely on Rule 6c-11 under the 1940 Act to use baskets of portfolio securities that do not reflect a pro-rata representation of the Fund’s portfolio or that differ from the initial basket used in transactions on the same business day (“custom baskets”). These are referred to above as “nonconforming” deposits and redemptions.

PORTFOLIO MANAGER DISCLOSURE
Delete references to Timothy R. Warrick.

In the Advisor: Principal Global Investors, LLC table, remove the Principal Investment Grade Corporate Active ETF from the list of ETFs managed by John Friedl, and add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Matt Minnetian (1): Principal Investment Grade Corporate Active ETF
Registered investment companies	9	$1.3 billion	1	$629.5 million
Other pooled investment vehicles	13	$4.9 billion	0	$0
Other accounts	22	$8.1 billion	5	$990.6 million

1.Information as of November 30, 2020

In the Ownership of Securities table, delete the rows for John Friedl – Principal Investment Grade Corporate Active ETF and for Jeffrey A. Schwarte – Principal U.S. Small-Cap Multi-Factor ETF, and add the following rows alphabetically to the list of portfolio managers:

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Matt Minnetian (1)	Principal Investment Grade Corporate Active ETF	None
Jeffrey A. Schwarte	Principal U.S. Small-Cap Multi-Factor ETF	$100,001-$500,000

1.Information as of November 30, 2020